CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2019	$ 248	$ 785,274	$ (116,934)	$ 213,102	$ 881,690
Balance (in shares) at Dec. 31, 2019	24,789,000
Increase (Decrease) in Stockholders' Equity
Net income				153,550	153,550
Repurchase of common stock	$ (44)	(31,083)			(31,127)
Repurchase of common stock (in shares)	(4,339,000)
Stock compensation		1,199			1,199
Stock compensation (in shares)	(1,000)
Net movement in other comprehensive income (loss)			30,265		30,265
Balance at Dec. 31, 2020	$ 204	755,390	(86,669)	366,652	1,035,577
Balance (in shares) at Dec. 31, 2020	20,449,000
Increase (Decrease) in Stockholders' Equity
Net income				1,052,841	1,052,841
Dividends				(30,898)	(30,898)
Stock compensation	$ 3	15,275			15,278
Stock compensation (in shares)	268,000
Issuance of common stock		11			11
Net movement in other comprehensive income (loss)			15,214		15,214
Balance at Dec. 31, 2021	$ 207	770,676	(71,455)	1,388,595	2,088,023
Balance (in shares) at Dec. 31, 2021	20,717,000
Increase (Decrease) in Stockholders' Equity
Net income				559,210	559,210
Dividends				(61,494)	(61,494)
Repurchase of common stock	$ (5)	(28,548)			$ (28,553)
Repurchase of common stock (in shares)	(467,000)				(466,955)
Stock compensation	$ 1	5,971			$ 5,972
Stock compensation (in shares)	100,000
Issuance of common stock		10			10
Net movement in other comprehensive income (loss)			(2,754)		(2,754)
Balance at Dec. 31, 2022	$ 203	$ 748,109	$ (74,209)	$ 1,886,311	$ 2,560,414
Balance (in shares) at Dec. 31, 2022	20,350,000